UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 152	$ 2,769	$ 152
Net of issuance costs		$ 413